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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985


                         Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Small Cap Value
           SCHEDULE OF INVESTMENTS  2/29/08 (unaudited)

Shares                                                               Value

           COMMON STOCKS - 94.6 %
           Energy - 7.6 %
           Oil & Gas Drilling - 0.6 %
145,500    Patterson Energy, Inc.                                $   3,452,715
           Oil & Gas Equipment And Services - 4.0 %
274,900    Basic Energy Services, Inc. *                         $   5,816,884
119,400    Complete Production Services *                            2,318,748
73,000     Global Industries, Ltd. *                                 1,343,930
122,325    Gulfmark offshore Inc. *                                  6,196,985
373,300    Key Energy Services, Inc. *                               5,043,283
86,500     Oil States International, Inc. *                          3,646,840
                                                                 $  24,366,670
           Oil & Gas Exploration & Production - 1.2 %
51,275     Forest Oil Corp. *                                    $   2,529,396
45,300     Plains Exploration & Product Co. *                        2,446,200
40,100     Swift Energy Co. *                                        1,913,973
                                                                 $   6,889,569
           Oil & Gas Refining & Marketing - 1.8 %
128,200    Alon USA Energy, Inc. (b)                             $   2,011,458
143,200    Frontier Oil Corp.                                        5,113,672
197,200    Western Refining, Inc. * (b)                              3,928,224
                                                                 $  11,053,354
           Total Energy                                          $  45,762,308
           Materials - 5.2 %
           Diversified Chemical - 1.0 %
251,800    Hercules, Inc.                                        $   4,612,976
66,200     Olin Corp.                                                1,272,364
                                                                 $   5,885,340
           Fertilizers & Agricultural Chemicals - 0.8 %
102,600    Terra Industries, Inc. * (b)                          $   4,638,546
           Paper Packaging - 0.3 %
60,400     Rock -Tenn Co. *                                      $   1,620,532
           Specialty Chemicals - 0.8 %
226,100    H.B. Fuller Co.                                       $   5,143,775
           Steel - 2.3 %
78,600     AK Steel Holding Corp.                                $   4,135,932
132,400    Commercial Metals Co.                                     4,032,904
37,400     Reliance Steel & Aluminum Co. *                           2,074,204
67,700     Steel Dynamics, Inc.                                      3,944,202
                                                                 $  14,187,242
           Total Materials                                       $  31,475,435
           Capital Goods - 11.8 %
           Aerospace & Defense - 0.7 %
89,500     Teledyne Technologies, Inc. *                         $   3,973,800
           Building Products - 0.2 %
72,000     Apogee Enterprise, Inc.,                              $   1,108,080
           Construction & Engineering - 1.0 %
169,600    Perini Corp. *                                        $   6,356,608
           Construction & Farm Machinery & Heavy Trucks - 1.7 %
122,900    Astec Industries, Inc. *                              $   4,652,994
38,900     Cascade Corp.                                             1,742,720
82,100     The Toro Co. (b)                                          3,955,578
                                                                 $  10,351,292
           Electrical Component & Equipment - 1.6 %
88,100     Acuity Brands, Inc.                                   $   3,912,521
86,600     Graftech International, Ltd. *                            1,387,332
64,300     Hubbell, Inc. (Class B) *                                 2,917,291
32,900     Regal-Beloit Corp.                                        1,214,668
                                                                 $   9,431,812
           Industrial Conglomerates - 0.7 %
293,500    Cardiome Pharma Corp. * (b)                           $   2,201,250
39,900     Walter Industries, Inc.                                   2,179,737
                                                                 $   4,380,987
           Industrial Machinery - 5.5 %
146,300    Applied Power, Inc. *                                 $   3,932,544
108,300    Barnes Group, Inc. (b)                                    2,462,742
105,000    Columbus McKinnon Corp. *                                 3,007,200
129,900    Crane Co.                                                 5,355,777
39,500     EnPro Industries, Inc. *                                  1,166,435
179,000    Gardner Denver, Inc. *                                    6,606,890
141,200    Kaydon Corp. (b)                                          6,030,652
104,500    L.B. Foster Co. *                                         4,426,620
                                                                 $  32,988,860
           Trading Companies & Distributors - 0.5 %
103,400    Applied Industrial Technologies, Inc.                 $   2,857,976
           Total Capital Goods                                   $  71,449,415
           Commercial Services & Supplies - 4.2 %
           Human Resource & Employment Services - 1.2 %
111,200    Heidrick & Struggles International, Inc. *            $   3,806,376
258,400    TrueBlue, Inc. *                                          3,227,416
                                                                 $   7,033,792
           Office Services & Supplies - 3.0 %
259,500    American Reprographics Co. *                          $   4,198,710
71,200     Hni Corp.                                                 2,104,672
225,100    Knoll, Inc.                                               3,169,408
173,500    Miller (Herman), Inc.                                     5,175,505
73,100     United Stationers, Inc. *                                 3,608,216
                                                                 $  18,256,511
           Total Commercial Services & Supplies                  $  25,290,303
           Transportation - 1.2 %
           Air Freight & Couriers - 0.5 %
59,500     Atlas Air Worldwide Holdings, Inc. *                  $   3,010,700
           Airlines - 0.7 %
79,200     AMR Corp. *                                           $   1,014,552
87,700     Continental Airlines, Inc. (Class B) *                    2,120,586
45,500     UAL Corp. *                                               1,378,650
                                                                 $   4,513,788
           Total Transportation                                  $   7,524,488
           Automobiles & Components - 0.3 %
           Automobile Manufacturers - 0.3 %
55,500     Thor Industries, Inc. *                               $   1,691,640
           Total Automobiles & Components                        $   1,691,640
           Consumer Durables & Apparel - 7.1 %
           Apparel, Accessories & Luxury Goods - 1.5 %
81,100     Columbia Sportswear Co. (b)                           $   3,351,863
109,800    Movado Group, Inc.                                        2,114,748
89,500     Phillips-Van Heusen Corp.                                 3,267,645
                                                                 $   8,734,256
           Footwear - 1.4 %
217,600    Iconix Brand Group, Inc. * (b)                        $   4,521,728
155,600    Wolverine World Wide, Inc.                                4,123,400
                                                                 $   8,645,128
           Home Furnishings - 0.6 %
205,600    Tempur-Pedic International, Inc. (b)                  $   3,581,552
           Household Appliances - 1.1 %
80,000     Snap-On, Inc.                                         $   3,993,600
59,900     Stanley Works Co. *                                       2,907,546
                                                                 $   6,901,146
           Housewares & Specialties - 0.7 %
112,600    Tupperware Brands Corp.                               $   4,107,648
           Leisure Products - 1.8 %
313,400    Callaway Golf Co.                                     $   4,776,216
117,900    Hasbro, Inc.                                              3,038,283
108,900    JAKKS Pacific, Inc. *                                     3,043,755
                                                                 $  10,858,254
           Total Consumer Durables & Apparel                     $  42,827,984
           Consumer Services - 0.5 %
           Education Services - 0.5 %
74,100     DeVry, Inc.                                           $   3,255,954
           Total Consumer Services                               $   3,255,954
           Media - 1.6 %
           Publishing - 1.6 %
139,700    Interactive Data Corp.                                $   4,087,622
129,600    Meredith Corp.                                            5,618,160
                                                                 $   9,705,782
           Total Media                                           $   9,705,782
           Retailing - 2.6 %
           Apparel Retail - 0.8 %
91,300     J. Crew Group, Inc. *                                 $   3,656,565
54,900     Mens Warehouse, Inc. *                                    1,264,896
                                                                 $   4,921,461
           Computer & Electronics Retail - 0.6 %
209,700    Radioshack Corp.                                      $   3,659,265
           General Merchandise Stores - 0.6 %
192,500    Big Lots, Inc. * (b)                                  $   3,243,625
           Internet Retail - 0.6 %
32,200     Priceline.com Inc. *                                  $   3,671,444
           Total Retailing                                       $  15,495,795
           Food & Drug Retailing - 0.4 %
           Food Retail - 0.4 %
150,900    Winn-Dixie Stores, Inc. *                             $   2,467,215
           Total Food & Drug Retailing                           $   2,467,215
           Food Beverage & Tobacco - 2.5 %
           Agricultural Products - 0.6 %
101,800    Corn Products International, Inc. *                   $   3,737,078
           Packaged Foods & Meats - 1.9 %
100,200    Cal-Maine Foods, Inc. * (b)                           $   3,456,900
118,600    Sanderson Farms, Inc. (b)                                 4,134,396
76,200     The J.M. Smucker Co.                                      3,900,678
                                                                 $  11,491,974
           Total Food Beverage & Tobacco                         $  15,229,052
           Household & Personal Products - 0.4 %
           Personal Products - 0.4 %
94,900     NBTY, Inc. *                                          $   2,710,344
           Total Household & Personal Products                   $   2,710,344
           Health Care Equipment & Services - 9.3 %
           Health Care Equipment - 2.6 %
118,300    Edwards Lifesciences Group, Inc. *                    $   5,159,063
79,400     Kinetic Concepts, Inc. *                                  4,080,366
403,000    Quidel Corp. *                                            6,621,290
                                                                 $  15,860,719
           Health Care Facilities - 2.0 %
234,200    Amsurg Corp. *                                        $   5,641,878
140,600    LCA-Vision, Inc. (b)                                      1,937,468
144,700    VCA Antech, Inc. *                                        4,646,317
                                                                 $  12,225,663
           Health Care Services - 2.1 %
29,000     Amedisys, Inc. *                                      $   1,240,620
123,600    Apria Healthcare Group, Inc. *                            2,683,356
115,600    Chemed Corp. (b)                                          5,515,276
86,800     Lincare Holdings, Inc. *                                  2,821,000
                                                                 $  12,260,252
           Health Care Technology - 1.2 %
203,900    Omnicell, Inc. *                                      $   3,874,100
275,700    WebMD CORP. *                                             3,264,288
                                                                 $   7,138,388
           Managed Health Care - 1.4 %
72,000     Amerigroup Corp. *                                    $   2,592,000
199,400    Centene Corp. *                                           3,573,248
49,900     WellCare Health Plans, Inc. *                             2,382,226
                                                                 $   8,547,474
           Total Health Care Equipment & Services                $  56,032,496
           Pharmaceuticals & Biotechnology - 4.8 %
           Biotechnology - 2.4 %
365,200    Applera Corp.,  *                                     $   5,061,672
33,500     BioMarin Pharmaceutical, Inc. *                           1,274,340
158,175    Cubist Pharmaceuticals, Inc. * (b)                        2,878,785
33,300     ImClone Systems, Inc. *                                   1,498,833
42,400     United Therapeutics Corp. *                               3,568,808
                                                                 $  14,282,438
           Life Sciences Tools & Services - 0.2 %
27,000     Parexel International Corp. *                         $   1,483,650
           Pharmaceuticals - 2.2 %
456,500    Salix Pharmaceuticals, Ltd. * (b)                     $   3,081,375
75,400     Sepracor, Inc. *                                          1,618,838
104,000    Valeant Pharmaceuticals International *                   1,430,000
318,100    ViroPharma, Inc. *                                        2,913,796
151,200    Watson Pharmaceuticals, Inc. *                            4,204,872
                                                                 $  13,248,881
           Total Pharmaceuticals & Biotechnology                 $  29,014,969
           Banks - 4.5 %
           Regional Banks - 4.5 %
109,000    Bank of Hawaii Corp.                                  $   5,234,180
91,400     BOK Financial Corp.                                       4,727,208
472,450    Cardinal Financial Corp.                                  3,755,978
34,400     City National Corp.                                       1,763,000
182,800    Prosperity Bancshares, Inc.                               4,825,920
448,275    Sterling Bancshares, Inc.                                 4,173,440
188,600    Texas Capital Bancshares, Inc. *                          2,821,456
                                                                 $  27,301,182
           Total Banks                                           $  27,301,182
           Diversified Financials - 2.5 %
           Asset Management & Custody Banks - 0.7 %
97,100     Federated Investors, Inc. *                           $   3,940,318
           Investment Banking & Brokerage - 0.8 %
30,400     GFI Group, Inc. * (b)                                 $   2,327,120
120,700    OptionsXpress Holdings, Inc. *                            2,795,412
                                                                 $   5,122,532
           Specialized Finance - 1.0 %
141,300    Nasdaq Stock Market, Inc. *                           $   5,865,363
           Total Diversified Financials                          $  14,928,213
           Insurance - 3.0 %
           Life & Health Insurance - 0.6 %
399,450    American Equity Investment Life Holding Co.           $   3,814,748
           Property & Casualty Insurance - 0.6 %
268,300    Amersafe, Inc. *                                      $   3,528,145
           Reinsurance - 1.8 %
108,675    IPC Holdings, Ltd.                                    $   2,947,266
165,400    Max Capital Group, Ltd.                                   4,588,196
96,700     Odyssey Re Holdings, Corp. *                              3,498,606
                                                                 $  11,034,068
           Total Insurance                                       $  18,376,961
           Real Estate - 3.4 %
           Industrial Real Estate Investment Trust - 0.4 %
84,900     First Industrial Realty Trust, Inc.                   $   2,579,262
           Office Real Estate Investment Trusts - 1.0 %
146,861    BioMed Property Trust, Inc.                           $   3,219,193
93,200     Highwoods Properties, Inc.                                2,747,536
                                                                 $   5,966,729
           Residential Real Estate Investment Trust - 0.5 %
62,300     Home Properties, Inc. * (b)                           $   2,867,046
           Retail Real Estate Investment Trust - 0.5 %
140,200    Realty Income Corp. (b)                               $   3,226,002
           Specialized Real Estate Investment Trusts - 1.0 %
95,900     Healthcare Realty Trust, Inc.                         $   2,281,461
120,300    Nationwide Health Properties, Inc.                        3,648,699
                                                                 $   5,930,160
           Total Real Estate                                     $  20,569,199
           Software & Services - 7.5 %
           Application Software - 2.4 %
227,500    Cadence Design System, Inc. *                         $   2,416,050
44,100     MicroStrategy, Inc. *                                     2,933,532
185,400    Parametric Technology Corp. *                             2,838,474
40,250     SPSS, Inc. *                                              1,530,708
218,400    Synopsys, Inc. *                                          5,069,064
                                                                 $  14,787,828
           Data Processing & Outsourced Services - 0.1 %
219,900    Moneygram International, Inc. *                       $     804,834
           Internet Software & Services - 1.6 %
862,900    Chordiant Software, Inc. *                            $   4,970,304
145,900    J2 Global Communications, Inc. *                          3,139,768
149,800    Sonicwall, Inc. *                                         1,247,834
                                                                 $   9,357,906
           Systems Software - 3.3 %
122,500    BMC Software, Inc. *                                  $   3,954,300
228,300    Macrovision Corp. * (b)                                   3,490,707
89,500     McAfee, Inc. *                                            2,977,665
205,100    Progress Software Corp. *                                 5,853,554
146,175    Sybase, Inc. *                                            3,891,179
                                                                 $  20,167,405
           Total Software & Services                             $  45,117,973
           Technology Hardware & Equipment - 8.1 %
           Semiconductor Equipment - 0.5 %
547,300    Kulicke & Soffa Industries, Inc. *                    $   2,818,595
           Communications Equipment - 1.9 %
66,800     CommScope, Inc. *                                     $   2,797,584
215,635    NETGEAR, Inc. *                                           4,705,156
203,700    Plantronics, Inc.                                         3,841,782
                                                                 $  11,344,522
           Computer Storage & Peripherals - 0.4 %
82,900     Lexmark International Group, Inc. *                   $   2,738,187
           Electronic Manufacturing Services - 1.3 %
211,100    Benchmark Electronics, Inc. *                         $   3,546,480
189,000    Molex, Inc. *                                             4,258,170
                                                                 $   7,804,650
           Office Electronics - 0.8 %
147,100    Zebra Technologies Corp. *                            $   4,901,372
           Technology Distributors - 3.2 %
78,000     Anixter International, Inc. *                         $   5,100,420
144,600    Arrow Electronics, Inc. *                                 4,715,406
163,600    Avnet, Inc. *                                             5,514,956
224,100    Insight Enterprises, Inc. *                               3,928,473
                                                                 $  19,259,255
           Total Technology Hardware & Equipment                 $  48,866,581
           Semiconductors - 1.3 %
           Semiconductor Equipment - 0.4 %
234,225    Brooks Automation, Inc. *                             $   2,360,988
           Semiconductors - 0.9 %
366,100    OmniVision Technologies, Inc. * (b)                   $   5,806,346
           Total Semiconductors                                  $   8,167,334
           Telecommunication Services - 0.8 %
           Alternative Carriers - 0.8 %
306,400    Time Warner Telecom, Inc. *                           $   4,884,016
           Total Telecommunication Services                      $   4,884,016
           Utilities - 4.0 %
           Electric Utilities - 1.7 %
162,800    Cleco Corp.                                           $   3,729,748
173,600    El Paso Electric Co. *                                    3,551,856
120,200    Portland General Electric Co. *                           2,804,266
                                                                 $  10,085,870
           Gas Utilities - 1.2 %
48,300     Energen Corp.                                         $   2,898,000
173,600    UGI Corp.                                                 4,445,896
                                                                 $   7,343,896
           Multi-Utilities - 1.1 %
114,700    MDU Resources Group, Inc. *                           $   3,012,022
126,400    NSTAR                                                     3,905,760
                                                                 $   6,917,782
           Total Utilities                                       $  24,347,548
           TOTAL COMMON STOCKS
           (Cost  $628,639,648)                                  $ 572,492,187
           Real Estate - 3.2 %
           Real Estate Investment Trusts - 3.2 %
95,200     DJ Wilshire Real Estate Investment Trust Exchange Trad$   6,319,376
99,861     iShare Dow Jones U.S. Real Estate Index Fund (b)          6,302,228
84,700     iShares Cohen & Steers Realty Majors Index Fund           6,460,066
                                                                 $  19,081,670
           Total Real Estate Investment Trusts                      19,081,670
           (Cost  $26,947,759)                                   $  19,081,670
Principal
Amount ($)
           TEMPORARY CASH INVESTMENTS - 14.1 %
           Repurchase Agreement - 2.2 %
6,585,000  Barclays Plc, 3.18%, dated 2/29/08, repurchase price of $6,585,000 plus accrued interest on 3/3/08 collateralized by the following:
               $1,047,732 Federal National Mortgage Association, 6.0%, 2/1/38 $1,114,284 Federal National Mortgage Association (ARM), 6.094%,
11/1/36
               $1,018,878 Federal National Mortgage Association, 5.5%, 8/1/37 $2,140,485 Federal National Mortgage Association, 4.5%, 5/1/19 $1,826,798 Freddie Mac Giant, 6.0%, 9/1/36
               $896,385 Federal National Mortgage Association (ARM), 4.73%,
2/1/38
               $807,030 U.S. Treasury Bond, 7.875%, 2/15/21      $   6,585,000

6,585,000  JP Morgan Chase & Co., 3.16%, dated 2/29/08, repurchase price of $6,585,000 plus accrued interest on 3/3/08 collateralized by the following:
               $3,165,502 Federal National Mortgage Association, 6.5%, 10/1/36 $2,307,673 Federal National Mortgage Association, 6.5%, 10/1/37 $1,756,095 Federal National Mortgage Association, 6,585,000
                                                                 $  13,170,000
Shares
           Security Lending Collateral - 11.9 %
71,904,053 Securities Lending Investment Fund, 11.9 %            $  71,904,053
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $85,074,053)                                   $  85,074,053
           TOTAL INVESTMENT IN SECURITIES - 111.8%
           (Cost  $740,661,460)                                  $ 676,647,910
           OTHER ASSETS AND LIABILITIES - (11.8)%                $(71,585,848)
           TOTAL NET ASSETS - 100.0%                             $ 605,062,062

*          Non-income producing security.

(a) At February 29, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $894,391,332 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost               $67,417,165

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value             (131,430,715)

           Net unrealized gain                                     $(64,013,550)

(b)        At February 29, 2008, the following securities were out on loan:

Shares                          Description                          Value
104,544    Alon USA Energy, Inc.                                  $1,640,295
107,217    Barnes Group, Inc.                                     2,438,115
190,575    Big Lots, Inc. *                                       3,211,189
99,198     Cal-Maine Foods, Inc. *                                3,422,331
105,200    Cardiome Pharma Corp. *                                789,000
90,000     Chemed Corp.                                           4,293,900
58,200     Columbia Sportswear Co.                                2,405,406
92,613     Cubist Pharmaceuticals, Inc. *                         1,685,557
30,096     GFI Group, Inc. *                                      2,303,849
30,300     Home Properties, Inc. *                                1,394,406
188,440    Iconix Brand Group, Inc. *                             3,915,783
65,090     iShare Dow Jones U.S. Real Estate Index Fund           4,101,321
22,000     Kaydon Corp.                                           939,620
33,494     LCA-Vision, Inc.                                       461,547
141,017    Macrovision Corp. *                                    2,156,150
362,439    OmniVision Technologies, Inc. *                        5,748,283
77,102     Realty Income Corp.                                    1,774,117
451,935    Salix Pharmaceuticals, Ltd. *                          3,050,562
79,734     Sanderson Farms, Inc.                                  2,779,527
153,544    Tempur-Pedic International, Inc.                       2,674,736
101,000    Terra Industries, Inc. *                               4,566,210
74,125     The Toro Co.                                           3,571,343
195,200    Western Refining, Inc. *                               3,888,384
           Total                                                  $63,211,632

           FAS 157 Footnote Disclosures

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


           The following is a summary of the inputs used as of February 29, 2008, in valuing the Fund's assets:

           Valuation Inputs                                       Investments
                                                                in Securities
           Level 1 - Quoted Prices                                 $591,573,857
           Level 2 - Other Significant Observable Inputs           $ 85,074,053
           Level 3 - Significant Unobservable Inputs
           Total                                                   $676,647,910




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 29, 2008

* Print the name and title of each signing officer under his or her signature.